Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Schedule of Long-term Debt

	As at December 31
	2022	2021

Syndicated credit facility	$105.0	$321.5

Senior unsecured notes - 2022
11.95% $127.6 million, maturing July 27, 2027	127.6	-

PROP limited recourse loan - 10.50%	-	16.0

Senior secured notes – 2008 Notes - 9.37%	-	4.7
Senior secured notes – 2010 Q1 Notes - 8.82%	-	11.3
Senior secured notes – 2010 Q4 Notes - 7.91%	-	24.7
Senior secured notes – 2011 Notes - 7.76%	-	14.2
Total	232.6	392.4
Deferred interest	-	1.3
Unamortized discount of senior unsecured notes	(2.3)	-
Deferred financing costs	(5.0)	(2.7)
Total long-term debt	$225.3	$391.0

Current portion	$-	$391.0
Non-current portion	$225.3	$-

Detailed Information About In Financing Expense
Financing expense consists of the following:

	Year ended December 31
	2022	2021

Interest	$26.8	$27.1
Interest on PROP limited recourse loan	1.7	0.2
Advisor fees	0.6	2.7
Accretion on decommissioning liability	11.6	5.8
Accretion on office lease provision	1.4	1.9
Accretion on other non-current liability	0.3	0.3
Accretion on discount of senior unsecured notes	0.2	-
Accretion on lease liabilities	0.6	0.6
Deferred financing costs	2.5	5.5
Debt modification	(0.8)	1.3
Financing	$44.9	$45.4